Net other non-operating income - Summary of other non-operating income and other non-operating expense (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Gain on disposal of sale and leaseback assets		₩ 9,761
Estimated claim damages for losses	₩ 466,775	₩ 284,176